Nature of Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2017	Aug. 31, 2016
Class of Stock [Line Items]
Public offering price per share (in dollars per share)	$ 91.00
Proceeds from follow-on public offering, net of issuance costs	$ 560,057	$ 224,423
Class A Subordinate Voting
Class of Stock [Line Items]
Underwriting discounts and commissions	14,390
Other offering expenses	$ 1,128
Sale of stock by existing shareholders, secondary offering (in shares)		2,500,000
Class A Subordinate Voting | IPO
Class of Stock [Line Items]
Issuance of stock (in shares)	5,500,000
Class A Subordinate Voting | Follow-on Public Offering
Class of Stock [Line Items]
Issuance of stock (in shares)		8,625,000
Public offering price per share (in dollars per share)		$ 38.25
Underwriting discounts and commissions		$ 8,786
Other offering expenses		$ 1,073
Class A Subordinate Voting | Over-Allotment Option
Class of Stock [Line Items]
Issuance of stock (in shares)	825,000	1,125,000